DEFERRED CONNECTION FEES (Tables)	12 Months Ended
Dec. 31, 2013
DEFERRED CONNECTION FEES
Schedule of changes in deferred connection fees

	2013	2012
Balance, beginning of the year	3,817	3,931
Payments received and deferred during the year	1,714	1,914
Amounts amortized and recognized as revenue during the year	(1,921)	(2,287)
Currency translation adjustment	39	259

Balance, end of the year	3,649	3,817
Less: current portion	(1,604)	(1,463)

Non-current portion	2,045	2,354